Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 10: Intangible Assets

The gross carrying value of intangible assets and accumulated amortization was:

	December 31, 2014			December 31, 2013
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$2,906	(1,664)	1,242	2,639	(1,410)	1,229
Core deposit intangibles	12,834	(9,273)	3,561	12,834	(8,160)	4,674
Customer relationship and other intangibles	3,179	(2,322)	857	3,145	(2,061)	1,084
Total amortized intangible assets	$18,919	(13,259)	5,660	18,618	(11,631)	6,987
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$12,738			15,580
Goodwill	25,705			25,637
Trademark	14			14

(1)	Excludes fully amortized intangible assets.

(2)	See Note 9 (Mortgage Banking Activities) for additional information on MSRs.

The following table provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2014. Future amortization expense may vary from these projections.

(in millions)	Amortized MSRs	Core deposit intangibles	Customer relationship and other intangibles	Total
Year ended December 31, 2014 (actual)	$254	1,113	261	1,628
Estimate for year ended December 31,
2015	$240	1,022	225	1,487
2016	202	919	211	1,332
2017	160	851	197	1,208
2018	129	769	187	1,085
2019	113	—	12	125

For our goodwill impairment analysis, we allocate all of the goodwill to the individual operating segments. We identify reporting units that are one level below an operating segment (referred to as a component), and distinguish these reporting units based on how the segments and components are managed, taking into consideration the economic characteristics, nature of the products and customers of the components. At the time we acquire a business, we allocate goodwill to applicable reporting units based on their relative fair value, and if we have a significant business reorganization, we may reallocate the goodwill. See Note 24 (Operating Segments) for further information on management reporting.
The following table shows the allocation of goodwill to our reportable operating segments for purposes of goodwill impairment testing.

(in millions)	Community Banking	Wholesale Banking	Wealth, Brokerage and Retirement	Consolidated Company
December 31, 2012	$17,922	7,344	371	25,637
December 31, 2013	$17,922	7,344	371	25,637
Reduction in goodwill related to divested businesses	—	(11)	—	(11)
Goodwill from business combinations	—	87	—	87
Other	(8)	—	—	(8)
December 31, 2014	$17,914	7,420	371	25,705